Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Sales	₩ 18,765	₩ 23,416	₩ 24,312
Purchases	18,499	19,055	128,252
Dividend Income			11,146
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Sales	2,298	1,302	2,088
Purchases			31,984
Dividend Income			8,932
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			493
Purchases			12,023
Dividend Income			8
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			229
Purchases			8,775
Dividend Income			8
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			540
Purchases			9,159
Dividend Income			8
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			333
Purchases			11,549
Dividend Income			10
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			1,378
Purchases			16,519
Dividend Income			12
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			324
Purchases			11,193
Dividend Income			10
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			331
Purchases			10,499
Dividend Income			10
Others [member]
Disclosure of transactions between related parties [line items]
Sales	809		2,888
Purchases	10,272		9,547
Dividend Income			2,148
K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Sales	15,658	17,815	15,705
Purchases	₩ 8,227	8,524	7,004
NgeneBio [member]
Disclosure of transactions between related parties [line items]
Sales		1,498	₩ 3
Purchases		10,531
K-Realty CR-REITs No.10 [member]
Disclosure of transactions between related parties [line items]
Sales		₩ 2,801